Label	Element	Value
Destinations Real Assets Fund | Destinations Real Assets Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Destinations Real Assets Fund
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Long term capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2026
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Other Expenses have been restated to reflect estimated expenses for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	oef_AcquiredFundFeesAndExpensesBasedOnEstimates	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, and are estimated for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the above examples, affect the Fund’s performance. During the most recent fiscal year, the Fund has not been an active component in the advisory models that are implemented through the Destinations Funds. The Adviser was the sole beneficial owner of the Fund and the Fund had only de minimis assets, which consisted entirely of cash. Therefore, the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	27.00%
Strategy [Heading]	oef_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund will invest, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in “real assets.” The term “real assets” is defined broadly by the Fund to include any assets that have physical properties, such as energy, materials, natural resources, industrials, utilities or real estate (including real estate investment trusts (“REITs”)) as well as direct or indirect exposure to commodities (e.g., commodity-linked derivative instruments), subject to limitations of applicable law. The Fund’s 80% policy is not fundamental and can be changed upon 60 days’ prior notice to shareholders. The Fund will concentrate its assets in the real assets sector.
Under normal market conditions, the Fund will invest at least 25% of the value of its total assets (as measured at the time of purchase) in the securities of issuers that derive a significant portion of their profits and revenues (at least 20%) from the energy, materials, industrials or utilities sectors and at least 25% of the value of its total assets (as measured at the time of purchase) in the securities of issuers that derive a significant portion of their profits and revenues (at least 20%) from the real estate sector.
Companies in natural resources industries include companies principally engaged in the discovery, development, production, or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. Natural resources may include, for example, energy sources, precious and other metals, forest products, real estate, food and agriculture, and other basic commodities.
The Fund may invest in derivatives for both hedging and non-hedging purposes. The Fund’s derivative investments may include: (i) futures contracts, including futures based on securities and/or indices, interest rate futures, currency futures and swap futures; (ii) swaps, including currency, interest rate, total return, variance, credit default and security and/or index swaps, and swaps on futures contracts; (iii) options, including long and short positions in call options and put options on indices, individual securities or currencies, swaptions and options on futures contracts; (iv) forward contracts, including forwards based on securities and/or indices, currency forwards, interest rate forwards, swap forwards and non-deliverable forwards; and (v) other instruments, including structured securities, exchange-traded notes, and contracts for differences (“CFDs”). As a result of the Fund’s use of derivatives, the Fund may also hold U.S. Treasuries or short-term investments, including money market funds, repurchase agreements, cash and time deposits.
The Fund employs a “multi-manager” strategy whereby the Adviser allocates the Fund’s assets among professional money managers (each, a “Sub-adviser,” collectively, the “Sub-advisers”), each of which is responsible for investing its allocated portion of the Fund’s assets.
The Adviser may also invest a portion of the Fund’s assets in unaffiliated funds that are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and that have investment objectives and principal investment strategies consistent with those of the Fund, including open-end funds, closed-end funds and exchange traded funds (ETFs), which may be passively managed (i.e., index-tracking) or actively managed. When determining how to allocate the Fund’s assets between unaffiliated funds and Sub-advisers, and among Sub-advisers, the Adviser considers a variety of factors.
The Adviser and/or Sub-adviser may invest the Fund’s assets in securities of issuers of all capitalizations located anywhere in the world, including emerging markets.
The Fund is non-diversified and holds a larger portion of its assets in a smaller number of issuers. The Fund will likely hold a more limited number of securities than many other mutual funds. However, the Fund intends to satisfy the asset diversification requirements for qualification as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as described in detail in the “Taxes” section of the SAI. If a Sub-Adviser is unable to find suitable investments for the entire portion of its portfolio, any uninvested assets may be held in cash or cash equivalents.
The Fund may lend portfolio securities to earn additional income. Any income realized through securities lending may help the Fund’s performance.
A Sub-adviser may sell a security for a variety of reasons, including, but not limited to, where the Sub-adviser believes selling the security will help the Fund to secure gains, limit losses, or redeploy assets into more promising opportunities, or the valuation is no longer attractive.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
From February 1, 2021 through November 13, 2024, the Fund was not an active component in the advisory models that are implemented through the Destinations Funds. During that period, the Adviser was the sole beneficial owner of the Fund and the Fund had only de minimis assets, which consisted entirely of cash.
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance. The bar chart shows only the performance of the Fund’s Class I shares. Returns for Class Z shares would have been substantially similar to those of Class I shares and would have differed only to the extent that Class I shares have higher total annual fund operating expenses than Class Z shares. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Current performance information is available at www.destinationsfunds.com or by calling 1-877-771-7979.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Class I shares’ performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 years, and since the Fund’s inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-877-771-7979
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.destinationsfunds.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (%) as of December 31, 2024
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock	* As described above, from February 1, 2021 through November 13, 2024, the Fund’s portfolio consisted entirely of cash.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
The Fund’s best and worst calendar quarters
Best Quarter: 20.39% (June 30, 2020)
Worst Quarter: (38.69)% (March 31, 2020)
The Fund’s Class I total return (pre-tax) from January 1, 2025 to March 31, 2025 was 3.27%.

Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	The Fund’s Class I total return (pre-tax) from January 1, 2025 to March 31, 2025
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Mar. 31, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	3.27%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	20.39%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(38.69%)
Performance Table Heading	oef_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS* (For the periods ended December 31, 2024)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	After tax returns are shown only for Class I and will vary for Class Z.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are shown only for Class I and will vary for Class Z. In some cases, the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Destinations Real Assets Fund | Destinations Real Assets Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency entity or person.
Destinations Real Assets Fund | Destinations Real Assets Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest.
Destinations Real Assets Fund | Destinations Real Assets Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Diversified Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in a smaller number of issuers. This could make the Fund more susceptible to economic or credit risks than a diversified fund
Destinations Real Assets Fund | Destinations Real Assets Fund | Real Assets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Real Assets Risk. Investments in the energy, materials, industrials, utilities and real estate sectors involve a high degree of risk, including significant financial, operating, and competitive risks. Investments in REITs and MLPs expose the Fund to adverse macroeconomic conditions, such as changes and volatility in commodity prices, a rise in interest rates or a downturn in the economy in which the asset is located, elevating the risk of loss.

Destinations Real Assets Fund | Destinations Real Assets Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market Risk. Market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Returns from the securities in which the Fund invests may underperform returns from the general securities markets or other types of securities. Markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Destinations Real Assets Fund | Destinations Real Assets Fund | Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Concentration Risk. Concentrating investments in the real assets sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In particular, the Fund’s investments will be concentrated in companies that conduct their principal business activities in the energy and other natural resources groups of industries.

Destinations Real Assets Fund | Destinations Real Assets Fund | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity Securities Risk. The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund’s shares.

Destinations Real Assets Fund | Destinations Real Assets Fund | Foreign Securities and Emerging Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign Securities and Emerging Markets Risk. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Risks of foreign investment tend to be greater in emerging markets, which tend to be more likely to experience political turmoil or rapid change to market or economic conditions.

Destinations Real Assets Fund | Destinations Real Assets Fund | Investment Company and Exchange-Traded Funds (ETFs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Company and Exchange-Traded Funds (ETFs) Risk. When the Fund invests in an investment company, including open-end funds, closed-end funds and ETFs, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses.

Destinations Real Assets Fund | Destinations Real Assets Fund | Commodity Investments Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Commodity Investments Risk. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Certain commodity investments may have no active trading market at times. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, pandemics, epidemics, embargoes, tariffs, and health, political, international and regulatory developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may reduce market prices and cause the value of shares of the Fund to fall. Exposure to commodities and commodities markets may subject the fund to greater volatility than investments in traditional securities.

Destinations Real Assets Fund | Destinations Real Assets Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Currency Risk. Exchange rates for currencies fluctuate daily. Accordingly, the Fund may experience volatility with respect to the value of its shares and its returns as a result of its exposure to foreign currencies through direct holdings of such currencies or holdings in non-U.S. dollar denominated securities.

Destinations Real Assets Fund | Destinations Real Assets Fund | Investment Style Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment Style Risk. Different investment styles tend to shift in and out of favor depending on market conditions and investor sentiment. A Sub-adviser’s approach to investing could cause it to underperform other managers that employ a different investment style.

Destinations Real Assets Fund | Destinations Real Assets Fund | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Active Management Risk. Due to the active management investment strategies used by the Fund’s Sub-advisers, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Sub-advisers’ judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect.

Destinations Real Assets Fund | Destinations Real Assets Fund | Natural Resources Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Natural Resources Investment Risk. Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources.

Destinations Real Assets Fund | Destinations Real Assets Fund | Real Estate Investment Trusts (REITs) Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Real Estate Investment Trusts (REITs) Risk. REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Destinations Real Assets Fund | Destinations Real Assets Fund | Mid-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Mid-Cap Securities Risk. Mid-capitalization stocks tend to perform differently from other segments of the equity market or the equity market as a whole, and can be more volatile than stocks of large-capitalizations companies. Mid-capitalization companies may be newer or less established, and may have limited resources, products and markets, and may be less liquid.

Destinations Real Assets Fund | Destinations Real Assets Fund | Small-Cap Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Small-Cap Securities Risk. Small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume, are less liquid, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Destinations Real Assets Fund | Destinations Real Assets Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Destinations Real Assets Fund | Destinations Real Assets Fund | Securities Lending Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Securities Lending Risk. The Fund may lose money from securities lending if, for example, it is delayed in or prevented from selling the collateral after the loan is made or recovering the securities loaned or if it incurs losses on the reinvestment of cash collateral.

Destinations Real Assets Fund | Destinations Real Assets Fund | Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Management Risk. Securities held by the Fund may underperform those held by other funds investing in the same asset class or benchmarks that are representative of the asset class because of the Sub-advisers’ choice of securities.

Destinations Real Assets Fund | Destinations Real Assets Fund | Multi-Manager Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Multi-Manager Risk. The Adviser may be unable to identify and retain Sub-advisers who achieve superior investment returns relative to other similar Sub- advisers. In addition, the investment styles of the Sub-advisers may not complement each other as expected by the Adviser. The Fund may experience a higher portfolio turnover rate, which can increase the Fund’s transaction costs and more taxable short-term gains for shareholders.

Destinations Real Assets Fund | Destinations Real Assets Fund | MLP Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
MLP Risk. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting the industry. Additional risks of investing in an MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks.

Destinations Real Assets Fund | Destinations Real Assets Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Derivatives Risk. Derivatives, such as forwards, futures, options and swaps, involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such derivatives include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus. Derivatives may also involve other risks described in this Prospectus or the Fund’s Statement of Additional Information (SAI), such as market, interest rate, credit, counterparty, currency, liquidity and leverage risks.

Destinations Real Assets Fund | Destinations Real Assets Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.49%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.51%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.25%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 127
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	452
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	799
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,779
Destinations Real Assets Fund | Destinations Real Assets Fund | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.34%	[1]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.36%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.26%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	405
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	720
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,612
Destinations Real Assets Fund | FTSE All World Developed Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.73%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.82%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.80%	[4]
Destinations Real Assets Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	(41.83%)
Annual Return [Percent]	oef_AnnlRtrPct	(26.02%)
Annual Return [Percent]	oef_AnnlRtrPct	(14.88%)
Annual Return [Percent]	oef_AnnlRtrPct	3.15%
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	none
Annual Return [Percent]	oef_AnnlRtrPct	(4.22%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(4.22%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(3.40%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(11.94%)	[4]
Performance Inception Date	oef_PerfInceptionDate	Mar. 20, 2017	[4]
Destinations Real Assets Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(4.28%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(5.39%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(13.84%)	[4]
Destinations Real Assets Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.46%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(3.29%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(8.29%)	[4]
Destinations Real Assets Fund | Class Z
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(4.23%)	[4],[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(3.35%)	[4],[5]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(13.80%)	[4],[5]
Performance Inception Date	oef_PerfInceptionDate	Jul. 16, 2018	[4],[5]

[1]	Other Expenses have been restated to reflect estimated expenses for the current fiscal year. Consequently, the Fund’s Total Annual Fund Operating Expenses will differ from the numbers shown in the Fund’s financial statements (or the “Financial Highlights” section in the prospectus).”
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in shares of other investment companies, and are estimated for the current fiscal year.
[3]	The Fund’s adviser, Orion Portfolio Solutions, LLC d.b.a. Brinker Capital Investments (“the Adviser”), has contractually agreed to waive a portion of its management fee as necessary to keep the Fund’s management fee from exceeding 0.444% more than the total amount of sub-advisory fees paid by the Adviser. This fee waiver and reimbursement agreement shall remain in effect until June 30, 2026 and may be amended or terminated only with the consent of the Board of Trustees.
[4]	From February 1, 2021 through November 13, 2024, the Fund’s portfolio consisted entirely of cash.
[5]	The Fund’s Class Z shares commenced operations on July 16, 2018.